Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 166,573	¥ 161,884
Contract assets (Included in Other Assets)	6,573	2,277
Contract liabilities (Included in Other Liabilities)	¥ 31,228	¥ 45,371